Note 2 - Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Accounts Receivable, Allowance for Credit Loss [Table Text Block]
	Nine Months Ended September 30,
	2023	2022
Allowance for credit losses as of beginning of period	$3,237	$1,794
Provision	80	1,736
Allowance for credit losses as of end of period	$3,317	$3,530

	December 31,
	2022	2021
Allowance for doubtful accounts as of beginning of period	$1,794	$—
Provision	1,736	1,794
Write-offs	—	—
Foreign exchange and other	(293)	—
Allowance for doubtful accounts as of end of period	$3,237	$1,794

Schedule of Cash and Cash Equivalents [Table Text Block]
	September 30, 2023	December 31, 2022
Cash and cash equivalents	$30,971	$76,528
Restricted cash	—	126
Restricted cash included in Other non-current assets	1,151	1,138
Total cash, cash equivalents and restricted cash	$32,122	$77,792

	December 31,
	2022	2021
Cash and cash equivalents	$76,528	$8,533
Restricted cash	126	—
Restricted cash included in Other non-current assets	1,138	—
Total cash, cash equivalents and restricted cash	$77,792	$8,533

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Year Ended December 31,
	2022	2021	2020
Cash paid during the period for:
Income tax, net of refunds	$758	$96	$59
Interest	$3,520	$49,283	$27,286